Lease Liabilities	12 Months Ended
Dec. 31, 2025
Lease Liabilities [Abstract]
Lease liabilities
12.	Lease liabilities

Company as a lessee

The Company has lease contracts for leasehold premises and office equipment. The Company’s obligations under these leases are secured by the lessor’s title to the leased assets. The Company is restricted from assigning and subleasing the leased assets.

Carrying amount of right-of-use assets presented within property, plant and equipment

	Leasehold premises	Office equipment	Total	Total
	HK$	HK$	HK$	US$
At January 1, 2024	4,185,679	106,876	4,292,555	551,509
Additions	—	1,389,009	1,389,009	178,460
Depreciation	(3,141,760)	(245,777)	(3,387,537)	(435,231)
At December 31, 2024	1,043,919	1,250,108	2,294,027	294,738
Remeasurement	5,405,497	—	5,405,497	694,499
Depreciation	(2,758,566)	(277,802)	(3,036,368)	(390,113)
At December 31, 2025	3,690,850	972,306	4,663,156	599,124

Lease liabilities

The carrying amount of lease liabilities and the movement during the financial year are disclosed elsewhere in the consolidated financial statements, and the maturity analysis of lease liabilities is disclosed in Note 22. The incremental borrowing rate used to measure the lease liabilities at the lease commencement date is 5.88% (2024: 5.88%).

	As of December 31,
	2024	2025
	HK$	HK$	US$
Current	1,376,122	2,996,973	385,050
Non-current	1,014,182	1,837,235	236,049
	2,390,304	4,834,208	621,099

Amounts recognized in profit or loss

	Year ended December 31,
	2023	2024	2025
	HK$	HK$	HK$	US$
Depreciation of right-of-use assets	3,418,265	3,387,537	3,036,368	390,113
Interest expense on lease liabilities (Note 18)	370,848	211,258	268,999	34,562
	3,789,113	3,598,795	3,305,367	424,675

Total cash outflows

The Company had total cash outflows for leases of HK$3,706,727, HK$3,693,784 and HK$3,230,591 (US$415,067) for the years ended December 31, 2023, 2024 and 2025, respectively.